Long-Term Debt ( 5.125% Senior Notes, Due 2018 Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 17, 2012	Dec. 31, 2013
Senior Secured Notes [Member] | Senior Secured Notes At 5.125 Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Offering Date		Aug. 17, 2012
Debt Instrument, Face Amount	1,600,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.125%
Debt Instrument, Earliest Redemption Date		Aug. 15, 2015
Secured Debt [Member] | Credit Facility, Term Loan B, Initial Funding [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount	$ 1,600,000,000
Debt Instrument, Redemption, Period One [Member] | Senior Secured Notes [Member] | Senior Secured Notes At 5.125 Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price Percentage	105.125%
Debt Instrument, Redemption Period, End Date		Aug. 15, 2015
Debt Instrument, Redemption, Description		with the proceeds from certain public equity offerings
Debt Instrument, Redemption, Period Two [Member] | Senior Secured Notes [Member] | Senior Secured Notes At 5.125 Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price Percentage	100.00%
Debt Instrument, Redemption Period, End Date		Aug. 15, 2015
Debt Instrument, Redemption, Description		plus a "make-whole" premium, as described in the 5⅛% Senior Secured Notes indenture
Minimum Period Notice for Redemption of Debt	30 days
Maximum Period Notice for Redemption of Debt	60 days
Maximum [Member] | Debt Instrument, Redemption, Period One [Member] | Senior Secured Notes [Member] | Senior Secured Notes At 5.125 Due 2018 [Member]
Debt Instrument [Line Items]
Max Principal Redeemable Using Proceeds from a Public Equity Offering, as a Percentage of Principal Amount	35.00%